02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-01 | Growth & Income Portfolio
Fund Summary Fund/Class: VIP Growth & Income Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks high total return through a combination of current income and capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Growth & Income Portfolio}	02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-01 Growth & Income Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-01 - Growth & Income Portfolio		VIP Growth & Income Portfolio-Initial VIP	VIP Growth & Income Portfolio-Service VIP	VIP Growth & Income Portfolio-Service 2 VIP
Management fee		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) fees		none	0.10%	0.25%
Other expenses		0.11%	0.11%	0.11%
Acquired fund fees and expenses		0.02%	0.02%	0.02%
Total annual operating expenses	[1]	0.58%	0.68%	0.83%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-01 - Growth & Income Portfolio - USD ($)	VIP Growth & Income Portfolio-Initial VIP	VIP Growth & Income Portfolio-Service VIP	VIP Growth & Income Portfolio-Service 2 VIP
1 year	$ 59	$ 69	$ 85
3 years	186	218	265
5 years	324	379	460
10 years	$ 726	$ 847	$ 1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008

Average Annual Returns
For the periods ended December 31, 2015
Average Annual Total Returns{- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-01 - Growth & Income Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Growth & Income Portfolio-Initial VIP | Return Before Taxes	(2.27%)	11.70%	6.50%
VIP Growth & Income Portfolio-Service VIP | Return Before Taxes	(2.35%)	11.59%	6.40%
VIP Growth & Income Portfolio-Service 2 VIP | Return Before Taxes	(2.54%)	11.40%	6.23%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%